Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of lease costs
Six Months Ended
June 30, 2021
(unaudited)
Operating lease cost:
Vehicles	111
Facilities rent	155
266
Remaining Lease Term
Vehicles	0.11-2.76 years
Facilities rent	0.25-5.26 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

Schedule of future minimum lease payments
June 30, 2021
(unaudited)
Period:
The remainder of 2021	233
2022	406
2023	246
2024	126
2025	100
2026	41
Total operating lease payments	1,152
Less: imputed interest	36
Present value of lease liabilities	1,116